Net Fee and Commission Income	12 Months Ended
Dec. 31, 2020
Fee And Commission Income Expense Abstract [Abstract]
Disclosure Of Fee And Commission Income Expense Explanatory

29. Net Fee and Commission Income

Details of fee and commission income, expense and net fee and commission income for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	208,443	￦	214,512	￦	189,100
Lending activity fees		74,340		83,916		91,663
Credit card and debit card related fees		1,360,515		1,316,636		1,378,450
Agent activity fees		149,585		172,211		196,518
Trust and other fiduciary fees		363,767		388,352		331,827
Fund management related fees		132,657		153,798		154,612
Acceptances and guarantees fees		44,104		48,122		54,108
Foreign currency related fees		124,201		134,145		173,313
Securities agency fees		167,071		145,846		172,097
Other business account commission on consignment		36,947		36,813		40,461
Commissions received on securities business		518,309		445,987		793,278
Lease fees		246,537		428,195		636,301
Others		291,244		310,714		315,296

		3,717,720		3,879,247		4,527,024

Fee and commission expense
Trading activity related fees*		31,889		28,869		38,497
Lending activity fees		25,734		26,040		33,444
Credit card and debit card related fees		907,831		892,391		848,823
Outsourcing related fees		164,594		190,312		216,962
Foreign currency related fees		43,053		42,902		49,435
Others		301,243		343,729		380,924

		1,474,344		1,524,243		1,568,085

Net fee and commission income	￦	2,243,376	￦	2,355,004	￦	2,958,939

*	Fees from financial instruments at fair value through profit or loss.